Income Taxes - Unrecognised Tax Losses (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	$ 1,487,000,000	$ 1,790,000,000	$ 1,592,000,000
Deferred tax assets	105,000,000	0	4,000,000
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	389,000,000	501,000,000	470,000,000
Within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	0	48,000,000	0
Between one and two years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	85,000,000	187,000,000	48,000,000
Between two and five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	356,000,000	300,000,000	333,000,000
Between five and twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	973,000,000	1,229,000,000	1,210,000,000
In excess of twenty years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available to be utilised against future profits	$ 73,000,000	$ 26,000,000	$ 1,000,000